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December 20, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re: Merrill Lynch Mortgage Investors, Inc.,
    Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of Merrill Lynch Mortgage Investors, Inc. (the "Depositor"), we hereby submit for filing under the Securities Act of 1933, as amended, via EDGAR, the
Depositor's Registration Statement on Form S-3 (Registration No. 333-      ).

The applicable filing fee, in the amount of $117.70, has been paid by wire transfer.

If there are any questions with respect to the enclosed materials, please do not hesitate to call me at (215) 994-2777.

Sincerely,

/s/ Steven J. Molitor
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Steven J. Molitor

Enclosure